Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2017
Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC BOND FUND (Formerly, Core Bond Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 262% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	262.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund, including developing the investment program for the Fund and managing the Fund's overall exposures. RIM employs a multi-manager approach for the Fund whereby RIM selects the investment strategies for the Fund and utilizes multiple money managers to pursue those strategies. RIM manages assets not allocated to money managers, which include assets managed by RIM to effect the Fund's investment strategies and/or to actively manage the Fund's overall exposures to seek to achieve the desired risk/return profile for the Fund. RIM may utilize quantitative or qualitative analysis or quantitative models designed to assess Fund characteristics and identify a portfolio which provides the desired exposures or use strategies based on indexes that represent the desired exposures, including index replication and optimized index sampling (strategies that seek to purchase the securities in an index or a sampling of securities using optimization and risk models, respectively). RIM also manages the Fund's cash balances.

		The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest in debt securities that are rated below investment grade (commonly referred to as “high-yield” or “junk bonds”). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund invests in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund’s net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness, including bank loans (also called “leveraged loans”). The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including asset-backed commercial paper. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund’s investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIM or the Fund's money managers expect. Additionally, securities selected may cause the Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIM will effectively assess the Fund's portfolio characteristics and it is possible that its judgments regarding the Fund's risk/return profile may prove incorrect. In addition, actions taken to actively manage overall Fund exposures, including risk, may be ineffective and/or cause the Fund to underperform.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Index-Based Investing. Index-based strategies, which may be used to actively manage the Fund's overall exposures, may cause the Fund's returns to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to “tracking error” risk, which is the risk that the performance of the portion of the Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.
  Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific portfolio characteristics or ineffective adjustments to the Fund’s overall exposures. Securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. Volatility in interest rates and in fixed income markets may increase the risk that the Fund’s investments in fixed income securities could lose money. In addition, the Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Debt Securities (“High Yield” or “Junk Bonds”). Non-investment grade debt securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Variable and Floating Rate Securities Risk. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received. The highly leveraged nature of many such loans, including bank loans, and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions and/or changes in the financial condition of the debtor. Investments in bank loans are typically subject to the risks of floating rate securities.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers of Yankee Bonds and Yankee CDs are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Investments in a derivative instrument could lose more than the initial amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other instruments. Derivatives are subject to a number of risks such as leveraging risk, liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative instrument may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that, should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
  Large Redemptions. The Fund is used as an investment for certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund’s securities, result in greater market or liquidity risk or cause difficulty valuing the Fund’s portfolio instruments or achieving the Fund’s objective.
		Please refer to the “Risks” section in the Fund’s Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the index returns that measure broad market performance.

		Past performance is no indication of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual total returns for the periods shown compare with the index returns that measure broad market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 7.05% (3Q/09) Lowest Quarterly Return: (3.63)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2016
Strategic Bond Fund | Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[1]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	206
5 Years	rr_ExpenseExampleYear05	359
10 Years	rr_ExpenseExampleYear10	$ 803
2007	rr_AnnualReturn2007	7.24%
2008	rr_AnnualReturn2008	(3.57%)
2009	rr_AnnualReturn2009	15.81%
2010	rr_AnnualReturn2010	10.02%
2011	rr_AnnualReturn2011	4.68%
2012	rr_AnnualReturn2012	8.38%
2013	rr_AnnualReturn2013	(1.45%)
2014	rr_AnnualReturn2014	5.45%
2015	rr_AnnualReturn2015	(0.14%)
2016	rr_AnnualReturn2016	3.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.63%)
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Strategic Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.65%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.23%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.34%	[2]

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the U.S. Cash Management Fund.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index was formerly known as the Barclays U.S. Aggregate Bond Index.